Finance costs	6 Months Ended
Jun. 30, 2024
Finance costs.
Finance costs

9.Finance costs

Breakdown for finance income, finance expenses and net foreign exchange gains or losses:

	For the six months ended June 30,
(Euro thousands)	2024	2023
Finance income
- Net foreign exchange gains	120	—
- Interest income	31	161
Total finance income	151	161
Finance expenses
- Interest expense on lease liabilities	(3,647)	(3,300)
- Interest expense on borrowings	(9,492)	(5,244)
- Net foreign exchange losses	—	(3,455)
- Other	(199)	(132)
Total finance expenses	(13,338)	(12,131)
Total finance costs - net	(13,187)	(11,970)